INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
INVENTORIES
Prescription medications, OTC medications and medical supplies, and non-medical retail items	$ 110,464	$ 56,155
Raw materials	208	284
Finished goods	11	15
Inventories	$ 110,683	$ 56,454